As filed with the U.S. Securities and Exchange Commission on November 18, 2015

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 117	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 118

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois 60606

(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code 312-525-7100

Mark F. Kemper

UBS Asset Management

One North Wacker

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒          immediately upon filing pursuant to paragraph (b)

☐            on [Date] pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on [Date] pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 117/118 to this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 18th day of November, 2015.

THE UBS FUNDS

By:	/s/ Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark E. Carver	President and Principal Executive Officer	November 18, 2015
Mark E. Carver*

/s/ Frank K. Reilly	Chairman and Trustee	November 18, 2015
Frank K. Reilly*

/s/ E. Blake Moore, Jr.	Trustee	November 18, 2015
E. Blake Moore, Jr.*

/s/ Edward M. Roob	Trustee	November 18, 2015
Edward M. Roob*

/s/ Adela Cepeda	Trustee	November 18, 2015
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	November 18, 2015
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	November 18, 2015
Abbie J. Smith*

/s/ John J. Murphy	Trustee	November 18, 2015
John J. Murphy*

/s/ Thomas Disbrow	Treasurer and Principal Accounting Officer	November 18, 2015
Thomas Disbrow*

* By:	/s/ Tammie Lee
Tammie Lee, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference.)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase